Borrowings Under Term Loan and Line of Credit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
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Schedule of Term Loan Borrowings

At March 31, 2021 and December 31, 2020, term loan borrowings were as follows (in thousands):

	March 31, 2021	December 31, 2020
Total term loan obligations	$55,720	$56,044
Less current portion of term loan	$(1,800)	$(1,440)

Long-term term loan obligations	$53,920	$54,604

At December 31, 2020 and 2019, term loan borrowings were as follows (in thousands):

	2020	2019
Total term loan obligations	$56,044	$57,053
Less current portion of term loan	(1,440)	(1,152)

Long-term loan obligations	$54,604	$55,901

Schedule of Aggregate Principal Maturities of Term Loan	Aggregate principal maturities of the term loan as of March 31, 2021 was as follows (in thousands):

As of March 31, 2021	Amount to Mature
Remaining 2021	$1,080
2022	2,880
2023	52,134

Total	$56,094

Aggregate principal maturities of the term loan as of December 31, 2020 was as follows (in thousands):

Period	Amount to Mature
2021	$1,440
2022	2,880
2023	52,134

Total	$56,454

Schedule of Net Carrying Amount of Liability Component of Term Loan

The net carrying amount of the liability component of the term loan was as follows (in thousands):

	March 31, 2021	December 31, 2020
Principal	$56,094	$56,454
Unamortized issuance costs	(374)	(410)

Net carrying amount	$55,720	$56,044

The net carrying amount of the liability component of the term loan was as follows (in thousands):

	December 31, 2020	December 31, 2019
Principal	$56,454	$57,606
Unamortized issuance costs	(410)	(553)

Net carrying amount	$56,044	$57,053